Other liabilities and deferred credits (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities And Deferred Credits [Line Items]
Personal injury and other claims provisions, net of current portion	250	271
Stock-based compensation liability, net of current portion	91	240
Environmental provisions, net of current portion	69	78
Deferred credits and other	294	226
Total other liabilities and deferred credits	704	815